SUPPLEMENTAL CASH FLOW INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL INFORMATION

Supplemental Cash Flow Information (in thousands)

	Three Months Ended March 31,
	2015	2014
Supplemental Disclosures:
Cash paid for interest, net of amounts capitalized	$6,841	$2,776
Cash paid for taxes, net of refunds received	—	23
Supplemental disclosures of non-cash investing and financing activities:
Accounts payable related to capital expenditures	22,793	1,628
Change in value recognized in other comprehensive loss	—	11
Capital lease obligations	207	307
Accrued distribution equivalent rights on LTIP units	342	76
Class B Convertible unit in-kind distributions	3,712	—

Capitalization of Interest Cost
We capitalize interest on projects during their construction period. Once a project is placed in service, capitalized interest, as a component of the total cost of the construction, is depreciated over the estimated useful life of the asset constructed. We incurred the following interest costs (in thousands):

	Three Months Ended March 31,
	2015	2014
Total interest costs	$7,800	$3,072
Capitalized interest included in property, plant and equipment, net	(302)	(99)
Interest expense	$7,498	$2,973

Deferred Financing Costs

Deferred financing costs are capitalized and amortized as interest expense under the effective interest method over the term of the related debt. The unamortized balance of deferred financing costs is included in other assets on the balance sheets. Changes in deferred financing costs are as follows (in thousands):

	2015	2014
Deferred financing costs, January 1	$16,602	$5,237
Capitalization of deferred financing costs (1)	6	156
Amortization of deferred financing costs	(737)	(337)
Deferred financing costs, March 31	$15,871	$5,056

(1) See Note 6.

Southcross Assets Considered Leases to Third Parties

In connection with the Onyx acquisition in March 2014, we acquired natural gas pipelines and contracts related to the acquired pipelines (see Note 2). The pipelines transport natural gas to two power plants in Nueces County, Texas under fixed-fee contracts. The contracts have a primary term through 2029 and an option to extend the agreements by an additional term of up to ten years. These contracts are considered operating leases under the applicable accounting guidance.

Future minimum annual demand payment receipts under these agreements as of March 31, 2015 were as follows: $4.2 million for the remainder of 2015; $5.6 million in 2016; $5.6 million in 2017; $2.2 million in 2018; $2.2 million in 2019; and $15.3 million thereafter. The revenue for the demand payments is recognized on a straight-line basis over the term of the contract. The demand fee revenues under the contracts were $0.7 million and $0.2 million for the three months ended March 31, 2015 and 2014, respectively, and have been included within transportation, gathering and processing fees within Note 12. These amounts do not include variable fees based on the actual gas volumes delivered under the contracts. Variable fees recognized in revenues within transportation, gathering and processing fees within Note 12 were $0.8 million and $1.2 million for the three months ended March 31, 2015 and 2014, respectively.

SUPPLEMENTAL CASH FLOW INFORMATION

	Year Ended December 31,
	2014	2013	2012
Supplemental Disclosures:
Cash paid for interest	$16,206	$13,043	$10,552
Cash received for tax refunds	205	95	315
Supplemental schedule of non-cash investing and financing activities:
Accounts payable related to capital expenditures	29,645	4,946	40,707
Change in value recognized in other comprehensive income	11	148	745
Capital lease obligation	708	1,396	—
Accrued distribution equivalent rights on the LTIP units	167	279	—
Series A Convertible preferred unit in-kind distributions and fair value adjustments	5,129	—	—
Class B Convertible unit issuance, net	324,413	—	—
Class B Convertible unit in-kind distributions	9,610	—	—
Consideration paid in excess of purchase price for the TexStar Rich Gas System	98,625	—	—
Settlement of EEU liability by Southcross Energy LLC	1,151	—	—
Non-cash capitalized interest for 2015 Holdings Acquisition	323	—	—
Consolidation of Valley Wells' net assets	33,165	—	—